Basis of Presentation (Tables)	12 Months Ended
Oct. 31, 2024
Basis of Presentation [Line Items]
Summary of quantitative information for financial instruments
The following table presents quantitative information as at October 31, 2023, which includes financial instruments that referenced remaining CDOR and BA rate settings, or demand facilities that were subject to remediation to amend the benchmark interest rate. BMO has transitioned all exposure to CDOR settings to ARRs as at October 31, 2024.

(Canadian $ in millions)	2023
Non-derivative assets (1)	$44,370
Non-derivative liabilities (1)	4,584
Derivative notional amounts (2) (3)	1,779,140
Authorized and committed loan commitments (4) (5) (6)	55,548

(1)	All amounts presented based on contractual amounts outstanding at October 31, 2023, with the exception of securities, recorded in non-derivative assets, presented based on carrying value.
(2)
Notional amounts represent the amount to which a rate or price is applied in order to calculate the amount of cash that must be exchanged under the contract. Notional amounts do not represent assets or liabilities and therefore are not recorded in our Consolidated Balance Sheet.

(3)
Includes certain cross-currency swap positions where both the pay and receive legs referenced a CDOR or BA rate. For those derivatives, the table above includes the notional amounts for both the pay and receive legs in the relevant columns aligning with the CDOR or BA rate exposure.

(4)
Excludes personal lines of credit and credit cards that are unconditionally cancellable at our discretion. A large majority of these commitments expire without being drawn upon. As a result, the total contractual amounts may not be representative of the funding likely to be required for these commitments.

(5)
Includes loan commitments where our customers have the option to draw from their facility in multiple currencies. Amounts drawn will be subject to prevailing IBORs for the foreign currency, including those that are in scope of IBOR reform.

(6)	Commitments include backstop liquidity facilities provided by the bank to external parties.

IAS 40 [Member]
Basis of Presentation [Line Items]
Summary of Transition Impacts
The following table shows the impact of these combined changes at November 1, 2022:

(Canadian $ in millions)		November 1, 2022 previously reported	IFRS 17 impacts	IAS 40 accounting policy change impacts	November 1, 2022 restated
Assets
Other Assets
	Deferred tax assets	$1,175	$418	$(51)	$1,542
	Other
	Insurance-related assets	2,575	657	183	3,415
Total Assets		$3,750	$1,075	$132	$4,957
Liabilities
Other Liabilities
	Insurance-related liabilities	$11,201	$2,181	$–	$13,382
	Other
	Deferred tax liabilities	102	–	–	102
Total Liabilities		$11,303	$2,181	$–	$13,484